UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Statement of Stockholders' Equity [Abstract]
Gain associated with pensions		$ 1,500	$ 100
Share of equity method investment's comprehensive loss	[1]	$ 154	$ 0

[1]	tax impact for the nine months ended September 30, 2023 and 2022.